Other operating income (loss) - Reorganization costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income (loss)
Reorganisation costs	€ 633	€ 54,930	€ 0